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                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 113 ("PEA No. 113") on
                  February 24, 2005 pursuant to Rule 485(b) under the 1933 Act for the following funds:

                  Janus Balanced Fund                                    Janus Government Money Market Fund -
                  Janus Core Equity Fund                                   Institutional Shares
                  Janus Contrarian Fund                                  Janus Government Money Market Fund -
                  Janus Enterprise Fund                                    Investor Shares
                  Janus Federal Tax-Exempt Fund                          Janus Government Money Market Fund -
                  Janus Flexible Income Fund                               Service Shares
                  Janus Fund                                             Janus Institutional Cash Reserves Fund
                  Janus Global Life Sciences Fund                        Janus Money Market Fund -
                  Janus Global Opportunities Fund                          Institutional Shares
                  Janus Global Technology Fund                           Janus Money Market Fund -Investor Shares
                  Janus Growth and Income Fund                           Janus Money Market Fund -Service Shares
                  Janus High-Yield Fund                                  Janus Tax-Exempt Money Market Fund -
                  Janus Mercury Fund                                       Institutional Shares
                  Janus Mid Cap Value Fund - Investor Shares             Janus Tax-Exempt Money Market Fund -
                  Janus Mid Cap Value Fund - Institutional Shares          Investor Shares
                  Janus Olympus Fund                                     Janus Tax-Exempt Money Market Fund -
                  Janus Orion Fund                                         Service Shares
                  Janus Overseas Fund
                  Janus Research Fund
                  Janus Risk-Managed Stock Fund
                  Janus Short-Term Bond Fund
                  Janus Small Cap Value Fund - Investor Shares
                  Janus Small Cap Value Fund - Institutional Shares
                  Janus Triton Fund
                  Janus Twenty Fund
                  Janus Venture Fund
                  Janus Worldwide Fund

                  (collectively, the "Funds")

         3.       The text of PEA No. 113 has been filed electronically.


         DATED: February 28, 2005.

                                                JANUS INVESTMENT FUND
                                                on behalf of the Funds


                                                By: /s/ Kelley Abbott Howes
                                                    ----------------------------
                                                    Kelley Abbott Howes
                                                    Vice President and Secretary